RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions And Balances Tables
Schedule of Related Party Transactions and Balances
	2017	2016	2015
Salaries, benefits, and consulting fees	$860,280	$1,276,684	$1,329,864
Share-based payments	1,717,592	890,669	-
	$2,577,872	$2,167,353	$1,329,864

Schedule of Due to Related Parties

	December 31,	December 31,	January 1,
	2017	2016	2016
Oniva International Services Corp.	$139,047	$126,819	$118,703
Directors	41,660	44,919	34,495
Jasman Yee & Associates, Inc.	5,856	4,195	4,188
Intermark Capital Corp.	-	19,550	-
Wear Wolfin Designs Ltd.	-	3,910	-
	$186,563	$199,393	$157,386

Schedule of Related Party Transactions with Oniva

	2017	2016	2015
Salaries and benefits	$450,382	$296,798	$242,134
Office and miscellaneous	566,664	506,534	392,687
Exploration and evaluation assets	351,545	248,304	243,236
	$1,368,591	$1,051,636	$878,057